Non-Controlling Interest in Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of non controlling interest in consolidated subsidiaries [Abstract]
Summary of Non Controlling Interest in Consolidated Subsidiaries
An analysis of Coca-Cola FEMSA’s non-controlling interest in its consolidated subsidiaries as of December 31, 2020, 2019 and 2018 is as follows:

	2020	2019	2018
Mexico	Ps. 4,823	Ps. 5,671	Ps. 5,700
Colombia	22	21	21
Brazil	738	1,059	1,085
	Ps. 5,583	Ps. 6,751	Ps. 6,806

Summary of Changes in Non Controlling Interest
The changes in Coca-Cola FEMSA’s non-controlling interest were as follows:

	2020	2019	2018
Balance at beginning of the period	Ps. 6,751	Ps. 6,806	Ps. 18,141
Net income of non-controlling interest	61	529	1,159
Exchange differences on translation of foreign operations	(1,261)	(565)	(1,338)
Re-measurements of the net defined employee benefit liability	—	—	37
Valuation of the effective portion of derivative financial instruments, net of taxes	100	(16)	(41)
Dividends paid	(68)	(3)	—
Accounting standard adoption effects (see Note 2.4)	—	—	(12)
Philippines deconsolidation	—	—	(11,140)
Balance at end of the period	Ps. 5,583	Ps. 6,751	Ps. 6,806